Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investment Property [Abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Acquisition cost	299,802	409,702
Accumulated depreciation	(19,563)	(22,152)
Accumulated impairment losses	—	(86)

Net carrying value	280,239	387,464

Changes in investment properties
(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Beginning balance(*)	371,301	178,910	280,239
Acquisition	15,195	70,346	76,588
Disposal	(3,045)	(193)	(353)
Depreciation	(4,045)	(2,225)	(2,689)
Transfer	7,623	32,394	30,431
Classified to assets held for sale	(10,056)	—	—
Foreign currencies translation adjustments	(5)	402	267
Business combination	—	—	10,557
Others	1,228	605	(7,576)

Ending balance	378,196	280,239	387,464

(*)

199,286 million Won was deducted from the beginning net carrying amount for the year 2019, as it was reclassified from the investment properties to premises and equipment in the beginning of the period.

Lease payments expected to be received in the future under lease contracts
(5)	The lease payments expected to be received in the future under lease contracts relating to investment properties as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Lease payments:
Within a year	6,574	11,553
More than 1 year and within 2 years	4,924	8,403
More than 2 years and within 3 years	4,018	7,545
More than 3 years and within 4 years	3,618	7,154
More than 4 years and within 5 years	3,126	4,312
More than 5 years	241	2,534

Total	22,501	41,501